Variable Interest Entities (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities

The consolidated statements of financial condition includes the following amounts from these consolidated VIEs as of the dates presented:

(Dollars in thousands)	September 30, 2025	March 31, 2025
Assets:
Cash and cash equivalents	$3,400	$717
Investments, at fair value	243,978	291,371
Other assets	763	378
Total Assets of VIEs	$248,141	$292,466

Liabilities:
Accounts payable and accrued expense	$3,250	$3,107
Other liabilities	136	95
Total Liabilities of VIEs	$3,386	$3,202

Equity:
Treasury stock	$(3,444)	$(3,444)
Noncontrolling interests	(228,549)	(201,518)
Accumulated other comprehensive income	90	(2)
Total Equity of VIEs	$(231,903)	$(204,964)

The consolidated statements of comprehensive income (loss) for the periods presented include the following amounts from these consolidated VIEs:

	Three Months Ended September 30,		Six Months Ended September 30,
	2025	2024	2025	2024
(Dollars in thousands)
Revenues
Investment income (loss), net	$(3,162)	$8,541	$(15,938)	$19,569
Gain (loss) on financial instruments, net	379	572	304	(603)
Total revenues	(2,783)	9,113	(15,634)	18,966

Operating expenses
Provision for credit losses	—	476	—	998
Professional services	621	571	1,028	1,193
Other expenses	471	189	865	309
Total operating expenses	1,092	1,236	1,893	2,500
Net income (loss)	$(3,875)	$7,877	$(17,527)	$16,466
Net income (loss) attributable to noncontrolling interests	$(9,780)	$(4,523)	$(25,992)	$(5,049)

The consolidated statements of financial condition includes the following amounts from these consolidated VIEs as of the dates presented:

(Dollars in thousands)	March 31, 2025	March 31, 2024
Assets:
Cash and cash equivalents	$717	$963
Restricted cash	—	64
Investments, at fair value	291,371	329,113
Other assets	378	30
Total Assets of VIEs	$292,466	$330,170

Liabilities:
Accounts payable and accrued expense	$3,107	$1,670
Other liabilities	95	109
Total Liabilities of VIEs	$3,202	$1,779

Equity:
Treasury stock	$(3,444)	$(3,444)
Noncontrolling interests	(201,518)	(165,712)
Accumulated other comprehensive income (loss)	(2)	276
Total Equity of VIEs	$(204,964)	$(168,880)

The consolidated statements of comprehensive income (loss) for the periods presented include the following amounts from these consolidated VIEs:

	Year Ended March 31,
(Dollars in thousands)	2025	2024
Revenues
Investment income (loss), net	$(6,500)	$4,791
Loss on financial instruments, net	(1,776)	(102,584)
Interest and dividend income	—	10
Other income	2	215
Total revenues	(8,274)	(97,568)

Operating expenses
Interest expense	—	4,091
Provision for credit losses	998	254
Professional services	2,137	3,277
Other expenses	794	1,191
Total operating expenses	3,929	8,813
Loss on extinguishment of debt, net	—	8,846
Net income (loss)	$(12,203)	$(115,227)
Net income (loss) attributable to noncontrolling interests	$(34,914)	$(44,175)